Sandstorm deferred revenue (Tables)	12 Months Ended
Dec. 31, 2019
Accruals and deferred income [abstract]
Schedule of Components of Deferred Revenue

The following are components of deferred revenue as at December 31, 2019:

Advances received	$25,000
Deferred transaction costs	(466)
Accretion on significant financing component	473

Deferred revenue	25,007
Less: current portion	(2,029)

Non-current portion	$22,978